Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	6 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2023 ¥ / shares shares	Jun. 30, 2022 ¥ / shares shares
Income Statement [Abstract]
Continuing operations diluted | (per share)	$ (0.05)	¥ (0.35)	¥ (0.38)
Discontinued operations diluted | (per share)	(0.03)	(0.22)	(1.66)
Net Loss diluted | (per share)	$ (0.08)	¥ (0.57)	¥ (2.04)
Class A and Class B ordinary shares - diluted (in Shares)	124,374,140	124,374,140	23,603,709